INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.55%
Aerospace & Defense - 1.72%
General Dynamics Corp.	12,390	$2,887,613
Lockheed Martin Corp.	5,886	2,726,748
		5,614,361
Agriculture - 1.91%
Altria Group, Inc.	64,362	2,898,864
Philip Morris International, Inc.	32,077	3,343,706
		6,242,570
Beverages - 5.12%
Brown-Forman Corp. - Class B	44,423	2,957,683
Constellation Brands, Inc. - Class A	13,509	3,127,604
Keurig Dr Pepper, Inc.	93,242	3,289,578
PepsiCo, Inc.	20,834	3,563,031
The Coca-Cola Co.	61,507	3,771,609
		16,709,505
Biotechnology - 1.82%
Amgen, Inc.	11,769	2,970,496
Gilead Sciences, Inc.	35,400	2,971,476
		5,941,972
Commercial Services - 0.93%
Verisk Analytics, Inc.	16,664	3,029,349

Computers - 1.74%
International Business Machines Corp.	22,555	3,038,835
Leidos Holdings, Inc.	26,642	2,633,295
		5,672,130
Cosmetics & Personal Care - 2.17%
Colgate-Palmolive Co.	48,354	3,603,824
The Procter & Gamble Co.	24,447	3,480,764
		7,084,588
Diversified Financial Services - 1.84%
Cboe Global Markets, Inc.	24,102	2,961,654
CME Group, Inc.	17,134	3,026,892
		5,988,546
Electric - 23.26%
Alliant Energy Corp.	57,845	3,125,365
Ameren Corp.	41,704	3,622,826
American Electric Power Co., Inc.	36,953	3,472,104
CenterPoint Energy, Inc.	113,719	3,425,216
CMS Energy Corp.	57,044	3,604,610
Consolidated Edison, Inc.	38,779	3,696,026
Dominion Energy, Inc.	56,012	3,564,604
DTE Energy Co.	30,638	3,565,344
Duke Energy Corp.	36,739	3,763,911
Edison International	49,580	3,416,062
Entergy Corp.	27,577	2,986,038
Evergy, Inc.	55,474	3,475,446
Eversource Energy	42,305	3,482,971
Exelon Corp.	77,645	3,275,843
FirstEnergy Corp.	86,408	3,538,408
Pinnacle West Capital Corp.	43,098	3,212,956
PPL Corp.	120,702	3,572,779
Public Service Enterprise Group, Inc.	55,371	3,429,126
Sempra Energy	21,013	3,369,014
The Southern Co.	52,095	3,525,790
WEC Energy Group, Inc.	35,725	3,357,793
Xcel Energy, Inc.	49,276	3,388,711
		75,870,943
Electrical Components & Equipment - 0.98%
AMETEK, Inc.	22,135	3,207,804

Electronics - 0.90%
Honeywell International, Inc.	14,059	2,931,020

Environmental Control - 1.94%
Republic Services, Inc.	24,280	3,030,630
Waste Management, Inc.	21,233	3,285,382
		6,316,012
Food - 8.86%
Campbell Soup Co.	61,877	3,213,273
Conagra Brands, Inc.	82,918	3,083,720
General Mills, Inc.	41,015	3,213,935
Hormel Foods Corp.	70,135	3,177,817
Kellogg Co.	48,736	3,342,315
McCormick & Co., Inc.	36,106	2,712,283
Mondelez International, Inc. - Class A	54,983	3,598,088
The Hershey Co.	15,675	3,520,605
The J M Smucker Co.	19,917	3,043,318
		28,905,354
Gas - 2.22%
Atmos Energy Corp.	32,220	3,787,139
NiSource, Inc.	124,372	3,451,323
		7,238,462
Healthcare - Products - 2.88%
Abbott Laboratories	28,077	3,103,912
Hologic, Inc. (a)	38,512	3,133,721
Medtronic PLC	37,810	3,164,319
		9,401,952
Healthcare - Services - 1.75%
Quest Diagnostics, Inc.	19,153	2,843,837
UnitedHealth Group, Inc.	5,714	2,852,372
		5,696,209
Household Products & Wares - 2.08%
Church & Dwight Co., Inc.	40,754	3,295,368
Kimberly-Clark Corp.	26,721	3,473,997
		6,769,365
Insurance - 9.88%
Aflac, Inc.	45,552	3,348,072
Arthur J Gallagher & Co.	14,748	2,886,479
Berkshire Hathaway, Inc. - Class B (a)	11,705	3,646,342
Chubb Ltd.	14,365	3,267,894
Globe Life, Inc.	25,162	3,040,828
Loews Corp.	56,721	3,487,207
Marsh & McLennan Cos., Inc.	18,421	3,222,017
The Travelers Cos., Inc.	16,560	3,164,947
W R Berkley Corp.	39,409	2,764,147
Willis Towers Watson PLC	13,332	3,388,861
		32,216,794
Machinery - Diversified - 1.89%
IDEX Corp.	12,655	3,033,150
Otis Worldwide Corp.	38,203	3,141,433
		6,174,583
Miscellaneous Manufacturing - 0.98%
Illinois Tool Works, Inc.	13,585	3,206,603

Packaging & Containers - 0.94%
Amcor PLC	252,971	3,050,830

Pharmaceuticals - 8.30%
AbbVie, Inc.	21,781	3,218,143
AmerisourceBergen Corp.	19,591	3,310,095
Becton Dickinson and Co.	14,341	3,617,087
Bristol-Myers Squibb Co.	45,074	3,274,626
Henry Schein, Inc. (a)	38,799	3,342,534
Johnson & Johnson	23,870	3,900,835
McKesson Corp.	8,029	3,040,422
Merck & Co., Inc.	31,409	3,373,641
		27,077,383
Retail - 3.79%
Genuine Parts Co.	16,571	2,780,945
McDonald’s Corp.	13,049	3,489,303
Walmart, Inc.	20,117	2,894,233
Yum! Brands, Inc.	24,538	3,202,454
		12,366,935
Shipbuilding - 0.80%
Huntington Ingalls Industries, Inc.	11,877	2,619,354

Software - 1.88%
Jack Henry & Associates, Inc.	17,629	3,174,807
Roper Technologies, Inc.	6,885	2,938,174
		6,112,981
Telecommunications - 1.11%
Verizon Communications, Inc.	86,672	3,602,955

Transportation - 0.90%
Union Pacific Corp.	14,390	2,938,294

Water - 0.96%
American Water Works Co., Inc.	19,971	3,125,262

TOTAL COMMON STOCKS (Cost $313,540,486)		305,112,116

REAL ESTATE INVESTMENT TRUSTS - 5.83%
Apartments - 3.83%
AvalonBay Communities, Inc.	17,748	3,149,205
Camden Property Trust	26,426	3,255,947
Equity Residential	46,567	2,963,990
Mid-America Apartment Communities, Inc.	18,759	3,127,500
		12,496,642
Single Tenant - 0.91%
Public Storage	9,765	2,971,880

Storage - 1.09%
Realty Income Corp.	52,324	3,549,137
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,467,676)		19,017,659

SHORT TERM INVESTMENTS - 0.59%	Principal Amount	Value
U.S. Treasury Bill - 0.12%
United States Treasury Bill, 1.130%, 2/9/2023 (b)	$191,000	190,823.00
United States Treasury Bill, 3.136%, 2/21/2023 (b)	138,000	137,663.00
United States Treasury Bill, 4.051%, 2/28/2023 (b)	50,000	49,833.00
		378,319.00
Money Market Deposit Account - 0.47%
U.S. Bank Money Market Deposit Account, 3.900% (c)	1,512,004	1,512,004
TOTAL SHORT TERM INVESTMENTS (Cost $1,890,333)		1,890,323

Total Investments (Cost $333,898,495) - 99.97%		326,020,098
Assets in Excess of Liabilities - 0.03%		115,385
TOTAL NET ASSETS - 100.00%		$326,135,483

Asset Type	% of Net Assets
Common Stocks	93.55%
Real Estate Investment Trusts	5.83
Short Term Investments	0.59
Total Investments	99.97
Liabilities in Excess of Other Assets	0.03
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rate disclosed is the effective yield as of January 31,2023. The stated interest rate is 0.00%.
(c) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2023.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$305,112,116	$-	$-	$305,112,116
Real Estate Investment Trusts	19,017,659	-	-	19,017,659
Short Term Investments	1,512,004	378,319	-	1,890,323
Total Assets	$325,641,779	$378,319	$-	$326,020,098

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.